INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Bermuda
Under current Bermuda law, the Company is not required to pay taxes in Bermuda on either income or capital gains.

Marshall Islands and Liberia
Certain subsidiaries of the Company are incorporated in the Marshall Islands and Liberia. Under current Marshall Islands and Liberian law, the Company is not required to pay taxes on either income or capital gains.

Other Jurisdictions
The Company and certain of the Company's subsidiaries are resident for tax purposes in the United Kingdom and Norway and are subject to income tax in their respective jurisdictions.

The Company does not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes.
The components of income tax expense are as follows:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Current tax expense	280	510	111	366
Deferred tax (income) / expense	(3)	46	—	19
Total income tax expense	277	556	111	385

The income taxes differed from the amounts computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022
	Successor (Consolidated)	Successor (Consolidated)	Successor (Consolidated)	Predecessor (Combined Carve-out)
(in thousands of $)	January 1, 2024 to December 31, 2024	January 1, 2023 to December 31, 2023	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022
Effect of movement in deferred tax balances	(3)	46	—	19
Effect of taxable income in various countries	280	510	111	366
Total tax expense	277	556	111	385

Jurisdictions open to examination

In the United Kingdom, the tax authorities can investigate as far back as 20 years if they suspect tax evasion. More commonly, the United Kingdom may investigate for (i) careless tax returns for up to six years and (ii) innocent errors for up to four years.

The Norwegian income tax returns could be subject to examination by Norwegian tax authorities going back ten years or more.

None of CoolCo or its subsidiaries are undergoing tax audits in any applicable tax jurisdictions.